Equity (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Billions					3 Months Ended		10 Months Ended
	Feb. 25, 2026	Jan. 31, 2026	Jan. 20, 2026	Jan. 16, 2026	Jan. 31, 2026	Jan. 31, 2025	Jan. 15, 2026	Feb. 24, 2025
2025 NCIB [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased price per share							$ 99.74
Number of shares issued during period							80.2
Purchased during period							$ 8.0
2026 NCIB [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased price per share		$ 129.06
Number of shares issued during period		3.8
Purchased during period		$ 0.5
Top of range [member] | 2025 NCIB [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased								100.0
Stock repurchase program authorized amount								$ 8.0
Top of range [member] | 2026 NCIB [member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program Authorized Amount			$ 7.0	$ 7.0
Common stock shares authorized to be repurchased				61.0
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					5.00%
No Discount [Member] | Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percent of discount from share issuance						0.00%
Ordinary Share Transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.08